Offerings	Sep. 26, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1.655
Maximum Aggregate Offering Price	$ 6,620,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,013.53
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.Consists of (i) 2,000,000 shares of the registrant’s common stock, par value $0.001 per share (the “Common Stock”), issuable upon exercise of the pre-funded warrants (the “Pre-Funded Warrants”) issued to the selling securityholder on September 12, 2025, and (ii) 2,000,000 shares of Common Stock issuable upon exercise of the common warrants (the “Common Warrants”) issued to the selling securitiyholder on September 12, 2025, in accordance with the terms and conditions of that certain Credit and Guaranty Agreement, dated September 12, 2025, by and among Soluna DVSL ComputeCo, LLC, Soluna DVSL II ComputeCo, LLC, Soluna KK I ComputeCo, LLC, Generate Lending, LLC, as administrative agent and collateral agent, and Generate Strategic Credit Master Fund I-A, L.P.Pursuant to Rule 457(c) under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the Common Stock, as quoted on The Nasdaq Capital Market on September 22, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrant to purchase shares of Common Stock
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ (0)
Fee Rate
Amount of Registration Fee	$ (0)
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.Represents the Pre-Funded Warrants being registered for resale.Pursuant to Rule 457(c) under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the Common Stock, as quoted on The Nasdaq Capital Market on September 22, 2025.In accordance with Rule 457(g) under the Securities Act, because the shares of Common Stock underlying the Pre-Funded Warrants and Common Warrants are registered hereby, no separate registration fee is required with respect to the Pre-Funded Warrants and Common Warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrant to purchase shares of Common Stock
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ (0)
Fee Rate
Amount of Registration Fee	$ (0)
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.Represents the Common Warrants being registered for resale.Pursuant to Rule 457(c) under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the Common Stock, as quoted on The Nasdaq Capital Market on September 22, 2025.In accordance with Rule 457(g) under the Securities Act, because the shares of Common Stock underlying the Pre-Funded Warrants and Common Warrants are registered hereby, no separate registration fee is required with respect to the Pre-Funded Warrants and Common Warrants registered hereby.